Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic EPS
Net income attributable to parent company as reported	$ 1,557	$ 4,211	$ 3,960
Weighted average number of shares outstanding (in shares)	901,210,072	903,513,952	905,606,885
Earnings per share, basic ( in usd per share)	$ 1.73	$ 4.66	$ 4.37
Diluted EPS
Net income attributable to parent company as reported	$ 1,557	$ 4,211	$ 3,960
Interest expense, net of income tax effect	1	1	2
Net income attributable to parent company as adjusted	$ 1,558	$ 4,212	$ 3,962
Weighted average number of shares outstanding (in shares)	901,210,072	903,513,952	905,606,885
Dilutive effect of stock awards (in shares)	4,310,211	6,858,815	6,789,662
Dilutive effect of convertible bonds (in shares)	33,825,000	33,825,000	33,825,000
Number of shares used in calculating diluted EPS (in shares)	939,345,283	944,197,767	946,221,547
Earnings per share, diluted (in usd per share)	$ 1.66	$ 4.46	$ 4.19